Costs (Details) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Crops	$ 191,800	$ 214,481		$ 297,562
Sugarcane	47,363	45,241		83,733
Cattle	25,495	19,881		29,807
Supplies	66,013	37,841		50,611
Advertising and brokerage fees	16,818	20,203		18,478
At Cost [Member]
Statement [Line Items]
Other operative costs	228	276		411
Cost of property operations	228	276		411
Crops	168,775	178,594		276,543
Sugarcane	42,128	47,838		77,331
Cattle	20,404	17,194		24,983
Supplies	59,483	35,376		35,680
Consignment	9,379	15,451		27,355
Advertising and brokerage fees	15,551		$ 12,757	13,378
Agricultural rental and other services	7,729	6,316		6,079
Cost of sales and services from agricultural business	323,449	313,526		461,349
Trading properties and developments	5,082	3,892		3,758
Rental and services	75,353	82,401		73,621
Hotel operations, tourism services and others	28,931	28,285		19,799
Cost of sales and services from sales and services from urban properties and investment business	109,366		$ 114,578	97,178
Total costs	$ 433,043	$ 428,380		$ 558,938